Lease - Supplemental balance sheet information related to operating leases (Details) - USD ($)	Mar. 31, 2020	Oct. 01, 2019
Supplemental balance sheet information related to operating leases
Operating lease right-of-use assets	$ 314,200
Operating lease right-of-use assets - accumulated amortization	(14,105)
Operating lease right-of-use assets, net	300,095	$ 300,000
Operating lease liabilities, current	55,491
Operating lease liabilities, non-current	258,864
Total	$ 314,355	$ 300,000